5. Goodwill and Intangible Assets, Net (Sept. 2017) (Details - Intangibles) - USD ($)		Sep. 30, 2017		Dec. 31, 2016		Dec. 31, 2015
Intangible assets		$ 2,119,527		$ 2,119,527		$ 2,115,727
Less Accumulated Amortization		(317,649)	[1]	(273,877)	[1]	(197,521)	[2]
Net Intangible Assets		1,801,878		1,845,650		$ 1,918,206
Identifiable artistic-related assets [Member]
Intangible assets		1,740,000	[3]	1,740,000	[4]
Trademarks [Member]
Intangible assets	[5]	129,831		129,831
Product Masters [Member]
Intangible assets	[5]	64,676		64,676
Other Intangible Assets [Member]
Intangible assets	[5]	$ 185,020		$ 185,020

[1]	Accrued Salaries and Wages represent accrued vacation payable to employees.
[2]	During the years ended December 31, 2016 and 2015, the Company recognized $76,356 and $69,453, respectively, in amortization expense related to the Trademarks, Product Masters, and Other Intangible Assets.
[3]	In connection with the Merger in 2013, the Company acquired $1,740,000 of Identifiable Artistic-Related Assets. These assets, related to certain properties owned by A Squared and assumed by the Company, were valued using an independent firm. Based on certain legal, regulatory, contractual, and economic factors, the Company has deemed these assets to be indefinite-lived. Hence, pursuant to FASB ASC 350-30, these assets are not subject to amortization and are tested annually for impairment. Through September 30, 2017, the Company has not recognized any impairment expense related to these assets.
[4]	During the three months ended September 30, 2017 and 2016, the Company recognized $12,756 and $19,448, respectively, in amortization expense related to the Trademarks, Product Masters, and Other Intangible Assets. During the nine months ended September 30, 2017 and 2016, the Company recognized $43,771 and $57,763, respectively, in amortization expense related to the Trademarks, Product Masters, and Other Intangible Assets.
[5]	Pursuant to FASB ASC 350-30-35, the Company reviews these intangible assets periodically to determine if the value should be retired or impaired due to recent events. Through September 30, 2017, the Company has not recognized any impairment expense related to these assets.